Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Financial instruments owned and pledged as collateral	$ 1,250,000,000
Maximum possible extended period of maturity consumer notes	30 years
Consumer Notes [Member]
Debt Instrument [Line Items]
Aggregate redemption limit of consumer notes	1,000,000
aggregate redemption limit of consumer notes, percent	1.00%
Individual redemption limit of consumer notes	250,000
Interest rate on fixed consumer notes, minimum	4.00%
Interest rate on fixed consumer notes, maximum	6.00%
Long-term debt 2013 Repayments	78,000,000
Long-term debt 2014 Repayments	13,000,000
Long-term debt, maturities, 2015 Repayments	30,000,000
Long-term debt, maturities, 2016 Repayments	18,000,000
Long-term debt, maturities, 2017 Repayments	12,000,000
Long-term debt, maturities, thereafter repayments	8,000,000
Interest credited to consumer notes holders	$ 10,000,000	$ 15,000,000	$ 25,000,000
Minimum [Member] | Consumer Notes [Member]
Debt Instrument [Line Items]
Consumer Price Index, Basis Points	100
Maximum [Member] | Consumer Notes [Member]
Debt Instrument [Line Items]
Consumer Price Index, Basis Points	260